Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000027887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	10.97%		11.18%	10.58%
C000027884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.97%		9.94%	9.82%
C000027886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.84%		10.07%	9.47%
C000027890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	10.96%		11.20%	10.69%
C000230903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	11.03%	0.40%
Without Sales Load [Member] | C000027887
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%		11.18%	10.58%
Without Sales Load [Member] | C000027884
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%		10.90%	10.30%
Without Sales Load [Member] | C000027886
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%		10.07%	9.47%
Without Sales Load [Member] | C000027890
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%		11.20%	10.69%
Without Sales Load [Member] | C000230903
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%	0.40%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	17.02%		11.05%	8.74%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	17.02%		11.05%	8.74%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	17.02%		11.05%	8.74%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	17.02%		11.05%	8.74%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	17.02%	5.61%